Document And Entity Information	Dec. 28, 2023
Document Information [Line Items]
Entity, Registrant Name	EMERSON RADIO CORP.
Document, Type	8-K
Document, Period End Date	Dec. 28, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-07731
Entity, Tax Identification Number	22-3285224
Entity, Address, Address Line One	35 Waterview Blvd., Suite 140
Entity, Address, City or Town	Parsippany
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	428-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MSN
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000032621